Statements of Operations (USD $)	3 Months Ended				12 Months Ended
	Nov. 30, 2014		Nov. 30, 2013		Aug. 31, 2014	Aug. 31, 2013
Statements Of Operations
Listing and filing fees	$ 3,538		$ 3,631		$ 2,396	$ 14,686
Investor relation expense	16,944		80,975			181,457
Management fees					61,431
Professional fees	38,412		42,900		112,762	209,325
Travel costs	5,095					12,640
General and administrative	20,089		76,290		163,709	192,407
Foreign currency transaction loss	5,184				1,037	(20,021)
Mineral property and exploration costs	2,384		329,080			1,388,295
Total operating expenses	91,646		532,876		341,335	1,978,789
Other income (expense)
Interest expense					(36)
Gain (Loss) on sale of investment	(3,060)				1,981,344
Investment revaluation	(507,921)				216,270
Extinguishment of liabilities						(197,745)
Total other income (expenses)	(510,981)				197,709	2,197,614
Net income (loss)	$ (602,627)		$ (532,876)		$ 218,825	$ (143,626)
Net income (loss) per share - basic and diluted	$ 0	[1]	$ 0	[1]	$ 0	$ 0
Weighted average shares outstanding	1,416,136,507		159,594,840		109,097,123	397,269,510

[1]	Amounts are less than $0.01 per share